Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
May 31, 2023
TEC-NPRT1-0723
1.802190.119
Common Stocks - 97.8%
	Shares	Value ($)
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	579,000	2,445,118
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	24,257	12,710,419
Communications Equipment - 3.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	6,475,573	321,641,711
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	787,286	905,379
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	198,930	78,623,104
Financial Services - 5.2%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	6,426,931	9,897,474
Transaction & Payment Processing Services - 5.1%
MasterCard, Inc. Class A	997,480	364,100,150
Visa, Inc. Class A	794,787	175,671,771
		539,771,921
TOTAL FINANCIAL SERVICES		549,669,395
Food Products - 0.0%
Agricultural Products & Services - 0.0%
Local Bounti Corp. (a)	1,546,921	680,645
Ground Transportation - 1.7%
Passenger Ground Transportation - 1.7%
Lyft, Inc. (a)	1,718,528	15,501,123
Uber Technologies, Inc. (a)	4,285,538	162,550,456
		178,051,579
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	1,066,609	117,081,670
Restaurants - 0.1%
Deliveroo PLC Class A (a)(d)	6,252,898	8,167,207
TOTAL HOTELS, RESTAURANTS & LEISURE		125,248,877
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Epic Games, Inc. (a)(b)(c)	17,917	12,612,851
Snap, Inc. Class A (a)	6,843,210	69,800,742
		82,413,593
IT Services - 6.4%
Internet Services & Infrastructure - 6.3%
MongoDB, Inc. Class A (a)	526,314	154,625,790
Okta, Inc. (a)	2,935,035	266,794,682
Shopify, Inc. Class A (a)(e)	944,500	54,015,955
Snowflake, Inc. (a)	786,690	130,087,058
Twilio, Inc. Class A (a)(e)	740,765	51,572,059
		657,095,544
IT Consulting & Other Services - 0.1%
Thoughtworks Holding, Inc. (a)(e)	1,329,904	10,958,409
TOTAL IT SERVICES		668,053,953
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,015,442	528,873
Professional Services - 0.8%
Human Resource & Employment Services - 0.8%
Paycom Software, Inc.	312,800	87,624,664
Semiconductors & Semiconductor Equipment - 30.2%
Semiconductor Materials & Equipment - 1.9%
ASML Holding NV (Netherlands)	104,750	75,768,454
Teradyne, Inc.	1,244,228	124,659,203
		200,427,657
Semiconductors - 28.3%
GlobalFoundries, Inc. (a)	4,041,807	235,758,602
Marvell Technology, Inc.	8,837,674	516,915,552
Microchip Technology, Inc.	435,318	32,762,033
NVIDIA Corp.	3,243,557	1,227,167,355
NXP Semiconductors NV	2,239,783	401,145,135
onsemi (a)	4,418,047	369,348,729
Renesas Electronics Corp. (a)	1	16
Taiwan Semiconductor Manufacturing Co. Ltd.	9,976,488	180,608,640
		2,963,706,062
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,164,133,719
Software - 29.4%
Application Software - 8.9%
Algolia, Inc. (a)(b)(c)	153,503	2,491,354
Bill Holdings, Inc. (a)(e)	806,900	83,578,702
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	1,116,372
Convoy, Inc. warrants (a)(b)(c)	13,357	33,259
Cvent Holding Corp. (a)(b)	1,099,667	9,336,173
Dynatrace, Inc. (a)	1,209,000	61,646,910
HubSpot, Inc. (a)(e)	181,476	94,002,753
Intuit, Inc.	208,813	87,517,705
Manhattan Associates, Inc. (a)	160,026	29,031,917
Nutanix, Inc. Class B (a)(d)	72,872	2,158,469
Otonomo Technologies Ltd. (a)	1,048,000	419,200
Salesforce, Inc. (a)	1,632,752	364,724,142
Splunk, Inc. (a)	1,991,100	197,696,319
Stripe, Inc. Class B (a)(b)(c)	38,600	777,018
Zoom Video Communications, Inc. Class A (a)	50,928	3,418,797
		937,949,090
Systems Software - 20.5%
Microsoft Corp.	5,250,086	1,724,075,742
Palo Alto Networks, Inc. (a)	342,900	73,171,431
ServiceNow, Inc. (a)	560,731	305,475,034
Tenable Holdings, Inc. (a)	1,161,072	47,592,341
		2,150,314,548
TOTAL SOFTWARE		3,088,263,638
Specialty Retail - 0.0%
Automotive Retail - 0.0%
Cazoo Group Ltd. (a)(b)	7,205	9,511
Technology Hardware, Storage & Peripherals - 18.1%
Technology Hardware, Storage & Peripherals - 18.1%
Apple, Inc.	10,740,350	1,903,727,037
IonQ, Inc. (a)(b)	8,400	90,636
		1,903,817,673
TOTAL COMMON STOCKS (Cost $6,534,847,445)		10,264,821,851

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(b)(c)	98,000	3,198,720
Series B2(a)(b)(c)	74,989	2,387,650
		5,586,370
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	605,440	13,271,245

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(c)	72,591	5,955,366

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,300	379,639

Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	70,707	15,003,318
Reddit, Inc.:
Series D(a)(b)(c)	250,861	8,456,524
Series E(a)(b)(c)	14,400	485,424
		23,945,266
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(b)(c)	351,532	3,125,119
Series B(b)(c)	59,853	532,093
Series C(a)(b)(c)	344,200	3,059,938
Series D(b)(c)	1,443,456	12,832,324
		19,549,474
Semiconductors - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	133,634	1,487,346
Series F2(a)(b)(c)	70,564	785,377
Retym, Inc. Series C (b)(c)	265,923	2,069,360
Xsight Labs Ltd. Series D (a)(b)(c)	281,500	1,976,130
		6,318,213
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		25,867,687

Software - 0.3%
Application Software - 0.3%
Algolia, Inc. Series D (a)(b)(c)	109,867	1,783,141
Bolt Technology OU Series E (a)(b)(c)	40,842	5,278,885
Convoy, Inc. Series D (a)(b)(c)	203,844	1,149,680
Databricks, Inc.:
Series G(a)(b)(c)	45,012	2,172,729
Series H(a)(b)(c)	174,018	8,399,849
Skyryse, Inc. Series B (a)(b)(c)	121,800	2,563,890
Stripe, Inc.:
Series H(a)(b)(c)	17,100	344,223
Series I(b)(c)	487,275	9,808,846
		31,501,243
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	191,790	3,156,250

TOTAL CONVERTIBLE PREFERRED STOCKS		109,663,066
Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (a)(b)(c)	257,284	3,684,307

Professional Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(c)	711,000	7,792,560

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,476,867
TOTAL PREFERRED STOCKS (Cost $136,062,754)		121,139,933

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c) (Cost $88,955)	88,955	91,001

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
GaN Systems, Inc. 0% (b)(c)(g) (Cost $3,132,190)	3,132,190	3,866,062

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	118,004,705	118,028,306
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	84,473,195	84,481,642
TOTAL MONEY MARKET FUNDS (Cost $202,509,948)		202,509,948

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,876,641,292)	10,592,428,795
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(95,588,827)
NET ASSETS - 100.0%	10,496,839,968

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $153,669,084 or 1.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,325,676 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Ant International Co. Ltd. Class C	5/16/18	24,495,442

Astera Labs, Inc. Series A	5/17/22	3,574,905

Astera Labs, Inc. Series B	5/17/22	608,675

Astera Labs, Inc. Series C	8/24/21	1,157,132

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,441,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	88,955

Cvent Holding Corp.	7/23/21	10,996,670

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

GaN Systems, Inc. Series F1	11/30/21	1,133,216

GaN Systems, Inc. Series F2	11/30/21	598,383

GaN Systems, Inc. 0%	11/30/21	3,132,190

Gupshup, Inc.	6/08/21	5,882,850

IonQ, Inc.	3/07/21	84,000

Lightmatter, Inc. Series C	5/19/23	3,156,250

Reddit, Inc. Series D	2/04/19	5,440,247

Reddit, Inc. Series E	5/18/21	611,628

Retym, Inc. Series C	5/17/23	2,069,360

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Stripe, Inc. Series I	3/20/23 - 5/12/23	9,810,863

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	107,665,457	353,939,993	343,577,144	929,390	-	-	118,028,306	0.3%
Fidelity Securities Lending Cash Central Fund 5.14%	184,970,192	280,405,462	380,894,012	103,459	-	-	84,481,642	0.3%
Total	292,635,649	634,345,455	724,471,156	1,032,849	-	-	202,509,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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